ORGANIZATION - Long Term Contracts (Details) - customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Members
Member contracts
Number of Members	44	44
Minimum percent of purchase and receive obligation (as a percent)	95.00%
Long-term Supply Contracts | Members
Member contracts
Notice of termination, period	2 years
Maximum percent of transmission or generation providable by member	5.00%
Number of Members exercising Election option	16
Contracts expiring in 2050
Member contracts
Number of Members	42
Contracts expiring in 2040
Member contracts
Number of Members	2